Trade and other payables	12 Months Ended
Mar. 31, 2024
Trade and other payables
Trade and other payables

15. Trade and other payables

Trade and other payables mainly consist of amounts owed to suppliers that have been invoiced or are accrued and contract liabilities relating to consideration received from customers in advance. They also include taxes and social security amounts due in relation to the Group’s role as an employer. Derivative financial instruments with a negative market value are reported within this note.

Accounting policies

Trade payables are not interest-bearing and are stated at their nominal value.

		Re-presented[1]
	2024	2023
	€m	€m
Included within non-current liabilities
Other payables	222	263
Insurance liabilities	254	257
Accruals	41	48
Contract liabilities	343	500
Derivative financial instruments[2]	1,468	1,116
	2,328	2,184
Included within current liabilities
Trade payables	5,613	7,599
Amounts owed to associates and joint ventures	346	329
Other taxes and social security payable	887	1,013
Other payables	846	2,080
Insurance liabilities	48	63
Accruals	4,037	4,814
Contract liabilities	1,565	2,043
Derivative financial instruments[2]	56	306
	13,398	18,247

Notes:

1.

The insurance liabilities comparatives for the year-end 31 March 2023 have been re-presented for the adoption of IFRS 17 ‘Insurance Contracts’ although there is no impact on the total amounts. See note 1 ‘Basis of preparation’ for more information.

2.

Items are measured at fair value and the valuation basis is level 2 classification, which comprises items where fair value is determined from inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly.

The carrying amounts of trade and other payables approximate their fair value.

Materially all of the €2,043 million recorded as current contract liabilities at 1 April 2023 was recognised as revenue during the year with the exception of Vodacom Italy and Vodafone Spain whose revenue of €299 million will be reported as part of the discontinued operation. See note 7 'Discontinued operations and assets held for sale' for more information.

Insurance liabilities included within non-current liabilities include €254 million (2023: €257 million) in respect of the re-insurance of a third party annuity policy related to the Vodafone and CWW Sections of the Vodafone UK Group Pension Scheme.

The fair values of the derivative financial instruments are calculated by discounting the future cash flows to net present values using appropriate market interest rates and foreign currency rates prevailing at 31 March.